ALPS SERIES TRUST

Seven Canyons World Innovators Fund and

Seven Canyons Strategic Global Fund

Supplement dated February 22, 2022

to the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information

dated January 28, 2022

Josh Stewart, one of the Portfolio Managers of the Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund, (the “Funds”), has announced his intention to leave the Funds on or before June 30, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.